Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000016867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(0.49%)	0.25%	1.39%
C000016870
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	0.66%	0.05%	0.91%
C000016871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016867
Average Annual Return [Line Items]
Average Annual Return, Percent	2.32%	0.81%	1.67%
Without Sales Load [Member] | C000016870
Average Annual Return [Line Items]
Average Annual Return, Percent	1.65%	0.05%	0.91%
Without Sales Load [Member] | C000016871
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	1.05%	1.91%
Without Sales Load [Member] | C000016872
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	1.06%	1.91%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	0.55%	2.13%
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	0.82%	2.06%
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	0.82%	2.06%
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	0.82%	2.06%
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	0.82%	2.06%